UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported)

May 31, 2024

MARLIN LEASING CORPORATION 1

(Exact name of Issuer as specified in its charter)

025-00713	0001542155
(Commission File Number of securitizer)	(Central Index Key Number of issuer)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Matthew Petrick, Chief Financial Officer, (856) 505-4336

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1	Marlin Leasing Corporation is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, PEAC Solutions Receivables 2024-1 LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is a third party due diligence report, dated May 31, 2024, obtained by Marlin Leasing Corporation, which report sets forth the findings and conclusions, as applicable, of CBIZ MHM, LLC with respect to certain due diligence services by CBIZ MHM, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Marlin Leasing Corporation

By:	/s/ Mathew Petrick
	Name:	Mathew Petrick
	Title:	Chief Financial Officer

Date: June 7, 2024

Exhibit 1:	Third party due diligence report, dated May 31, 2024 of CBIZ MHM, LLC.